Pension and Other Postretirement Benefits (Change in Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Benefits Details [Abstract]
Service period over which benefits vest	5Y
Percent of plan assets' fair value invested in Company common stock	2.20%	1.30%
Pension Benefits [Member]
Defined Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	$ 5,511	$ 5,145
Service cost	38	34	33
Interest cost	211	240	247
Actuarial loss (gain)	(311)	496
Benefits paid	(415)	(411)
Participants' contributions	0	0
Retiree Medicare drug subsidy	0	0
Cumulative translation adjustments	(12)	7
Benefit obligation, end of year	5,022	5,511	5,145
Postretirement Benefits [Member]
Defined Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	676	697
Service cost	0	0	0
Interest cost	26	33	38
Actuarial loss (gain)	(51)	1
Benefits paid	(79)	(78)
Participants' contributions	10	11
Retiree Medicare drug subsidy	7	12
Cumulative translation adjustments	0	0
Benefit obligation, end of year	$ 589	$ 676	$ 697